Short-term loans and current portion of long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Short-term loans and current portion of long-term debt

	December 31, 2024	December 31, 2025
	RMB in thousands
Short-term loans	1,571,179	1,598,530
Current portion of long-term debt	657	3,262,316
Current portion of long-term bank loans and other long-term borrowing (Note14)	—	3,169,000
Current portion of Convertible senior notes (Note14)	657	93,316

Total	1,571,836	4,860,846